Borrowings	12 Months Ended
Dec. 28, 2014
Borrowings [Abstract]
Borrowings
Borrowings
The components of long-term debt are as follows:

(Dollars in Millions)	2014		Effective Rate %		2013		Effective Rate %
3 month LIBOR+0.09% FRN due 2014	$—		—%		750		0.33
1.20% Notes due 2014	—		—		999		1.24
2.15% Notes due 2016	898		2.22		898		2.22
3 month LIBOR+0.07% FRN due 2016	800		0.31		800		0.31
0.70% Notes due 2016	398		0.74		397		0.74
5.55% Debentures due 2017	1,000		5.55		1,000		5.55
1.125% Notes due 2017	697		1.15		—		—
5.15% Debentures due 2018	898		5.15		898		5.15
1.65% Notes due 2018	597		1.70		589		1.70
4.75% Notes due 2019 (1B Euro 1.2199)(2)/ (1B Euro 1.3683)(3)	1,216	(2)	5.83		1,363	(3)	5.83
1.875% Notes due 2019	497		1.93		—		—
3% Zero Coupon Convertible Subordinated Debentures due 2020	158		3.00		179		3.00
2.95% Debentures due 2020	543		3.15		542		3.15
3.55% Notes due 2021	446		3.67		446		3.67
2.45% Notes due 2021	349		2.48		—		—
6.73% Debentures due 2023	250		6.73		250		6.73
3.375% Notes due 2023	812	(5)	3.17		550		3.38
5.50% Notes due 2024 (500MM GBP 1.5542)(2)/(500MM GBP 1.6414)(3)	772	(2)	6.75		816	(3)	6.75
6.95% Notes due 2029	297		7.14		296		7.14
4.95% Debentures due 2033	500		4.95		500		4.95
4.375% Notes due 2033	865	(5)	4.23		646		4.42
5.95% Notes due 2037	995		5.99		995		5.99
5.85% Debentures due 2038	700		5.86		700		5.86
4.50% Debentures due 2040	539		4.63		539		4.63
4.85% Notes due 2041	298		4.89		298		4.89
4.50% Notes due 2043	499		4.52		499		4.52
Other	105		—		147		—
Subtotal	15,129	(4)	4.08%	(1)	15,097	(4)	4.00	(1)
Less current portion	7				1,769
Total long-term debt	$15,122				13,328

(1)	Weighted average effective rate.

(2)	Translation rate at December 28, 2014.

(3)	Translation rate at December 29, 2013.

(4)	The excess of the fair value over the carrying value of debt was $2.2 billion in 2014 and $1.4 billion in 2013.

(5)	Includes the reopening of these issues.

Fair value of the non-current debt was estimated using market prices, which were corroborated by quoted broker prices and significant other observable inputs.
The Company has access to substantial sources of funds at numerous banks worldwide. In September 2014, the Company secured a new 364-day Credit Facility. Total credit available to the Company approximates $10 billion, which expires on September 17, 2015. Interest charged on borrowings under the credit line agreements is based on either bids provided by banks, the prime rate or London Interbank Offered Rates (LIBOR), plus applicable margins. Commitment fees under the agreements are not material.
Throughout 2014, the Company continued to have access to liquidity through the commercial paper market. Short-term borrowings and the current portion of long-term debt amounted to approximately $3.6 billion at the end of 2014, of which $3.1 billion was borrowed under the Commercial Paper Program. The remainder principally represents local borrowing by international subsidiaries.
The Company has a shelf registration with the U.S. Securities and Exchange Commission that enables the Company to issue debt securities and warrants to purchase debt securities on a timely basis. The Company issued bonds in November 2014 for a total of $2.0 billion for general corporate purposes. This included the reopening of the 2023 and 2033 bonds issues in December 2013.

Aggregate maturities of long-term obligations commencing in 2015 are:

(Dollars in Millions)
2015	2016	2017	2018	2019	After 2019
$7	2,152	1,722	1,496	1,713	8,039